Taxation	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Taxation
13	TAXATION

(a)	Taxation in the consolidated statements of comprehensive income represents:

		2020	2019	2018
	Note	Million	Million	Million
Current tax
Provision for the PRC enterprise income tax on the estimated assessable profits for the year	(i)	39,870	36,989	34,395
Provision for Hong Kong profits tax on the estimated assessable profits for the year	(ii)	400	269	275

		40,270	37,258	34,670
Deferred tax
Origination and reversal of temporary differences, net (note 22)		(6,051)	(1,916)	1,274

		34,219	35,342	35,944

Note:

(i)
The provision for the PRC enterprise income tax is based on the statutory tax rate of 25% (2019: 25%; 2018: 25%) on the estimated assessable profits determined in accordance with the relevant income tax rules and regulations of the PRC for the year ended December 31, 2020. Certain subsidiaries of the Company enjoy the preferential tax rate of 15% (2019: 15%; 2018: 15%).

(ii)	The provision for Hong Kong profits tax is calculated at 16.5% (2019: 16.5%; 2018: 16.5%) of the estimated assessable profits for the year ended December 31, 2020.

(iii)
Pursuant to the “Notice regarding Matters on Determination of Tax Residence Status of Chinese-controlled Offshore Incorporated Enterprises under Rules of Effective Management” issued by SAT in 2009 (“2009 Notice”), the Company is qualified as a PRC offshore-registered resident enterprise. Accordingly, the dividend income of the Company from its subsidiaries in the PRC is exempted from PRC enterprise income tax.

(b)	Reconciliation s between income tax expense and accounting profit at applicable tax rates:

	2020	2019	2018
	Million	Million	Million
Profit before taxation	142,359	142,133	153,895

Notional tax on profit before tax, calculated at the PRC’s statutory tax rate of 25% (Note)	35,590	35,533	38,474
Tax effect of non-taxable items
– Income from investments accounted for using the equity method	(3,086)	(3,160)	(3,465)
– Interest and other income	(47)	(75)	(131)
Tax effect of non-deductible expenses on operations in the mainland of China	1,041	1,211	604
Tax effect of non-deductible expenses on Hong Kong operations	164	114	85
Rate differential of certain operations in the mainland of China (note 13(a)(i))	(1,009)	(930)	(1,835)
Rate differential of Hong Kong operations (note 13(a)(ii))	(185)	(177)	(189)
Tax effect of deductible temporary difference for which no deferred tax asset was recognized	693	668	1,414
Tax effect of deductible tax loss for which no deferred tax asset was recognized	1,416	2,019	1,267
Others	(358)	139	(280)

Taxation	34,219	35,342	35,944

Note: The PRC’s statutory tax rate is adopted as the majority of the Group’s operations are subject to this rate.

(c)	The tax credited/(charged) relating to components of other comprehensive income is as follows:

	2020			2019			2018
	Before tax	Tax credited	After tax	Before tax	Tax charged	After tax	Before tax	Tax charged	After tax
	Million	Million	Million	Million	Million	Million	Million	Million	Million
Changes in value of financial assets at FVOCI	956	1	957	(74)	(1)	(75)	(168)	—	(168)
Currency translation differences	(1,915)	—	(1,915)	683	—	683	1,160	—	1,160
Share of other comprehensive (loss)/income of investments accounted for using the equity method	(617)	—	(617)	442	—	442	1,248	—	1,248

Other comprehensive (loss)/income	(1,576)	1	(1,575)	1,051	(1)	1,050	2,240	—	2,240

Current tax		—			—			—
Deferred tax		1			(1)			—

		1			(1)			—